Share Capital - Summary of Changes in Stock Option (Details)	3 Months Ended	12 Months Ended
	Jul. 31, 2026 shares $ / shares	Apr. 30, 2026 shares $ / shares	Apr. 30, 2025 shares $ / shares
Disclosure of classes of share capital [abstract]
Number of options, Outstanding, Beginning balance | shares	1,277,717	1,927,925
Number of option, Expired | shares	(15,265)	(571,458)
Number of options, Forfeited | shares		(78,750)
Number of options, Outstanding | shares	1,262,452	1,277,717	1,927,925
Number of options, Unvested | shares	(281,278)
Number of options, Exercisable | shares	981,174
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 3.8	$ 5.69
Weighted average exercise price, Expired | $ / shares	5	9.7
Weighted average exercise price, Forfeited | $ / shares		0.85
Weighted average exercise price outstanding, Ending balance | $ / shares	4.03	$ 3.8	$ 5.69
Weighted average exercise price, Unvested | $ / shares	1.26
Weighted average exercise price, Exercisable | $ / shares	$ 4.82
Weighted average life remaining (years)	4 years 29 days	4 years 3 months 14 days	4 years 5 months 12 days
Weighted average life remaining (years), Unvested	7 years 10 months 20 days
Weighted average life remaining (years), Exercisable	2 years 11 months 26 days